LOAN PAYABLE (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 01, 2019	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 08, 2021	Jun. 06, 2016
Short-Term Debt [Line Items]
Notes payable		$ 6,265,634		$ 5,715,008		$ 180,244
Debt Instrument, Interest Rate, Stated Percentage							3.00%
Repayments of debt		45,000	$ 45,000	60,000	$ 50,000
Loan balance		50,244		95,244	60,000
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable		115,244		5,714,008	$ 5,244,560
First Nine Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		1,000		1,000
Seven and Eight Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		2,000		2,000
Nine Through Twenty Three Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		5,000		5,000
24th Month [Member]
Short-Term Debt [Line Items]
Notes payable		180,224		180,224
13 Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		5,000		5,000
14 Months [Member]
Short-Term Debt [Line Items]
Notes payable				115,244
Repayments of debt		57,622		57,622
20 Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		57,622		57,622
Months Fourteen And Twenty [Member]
Short-Term Debt [Line Items]
Repayments of debt		5,000
Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Repayments of debt		$ 45,000
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Repayments of debt				$ 60,000
Notre Dame [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable	$ 265,244
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Notre Dame [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Notes payable	$ 265,244
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Description	The term of the loan is twenty-four months